Condensed Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 1,009
Prepaid deposits	4,278
Total Current Assets	5,287
Total Assets	5,287	0
Current Liabilities
Accrued liabilities	3,521	5,250
Payable to related party	4,116
Total Current Liabilities	7,637	5,250
Total Liabilities	7,637	5,250
Commitments and Contingencies (Note 5)
Stockholders' Deficit
Preferred stock value
Common stock, $0.0001 par value, 100,000,000 shares authorized; 19,263,367 shares and 20,000,000 shares issued and outstanding at March 31, 2017 and at December 31, 2016, respectively	1,926	2,000
Discount on common stock	(500)
Additional paid in capital	29,488	312
Stock subscriptions received in advance	475
Stock subscriptions receivables	(1,277)
Deficit accumulated during development stage	(32,462)	(7,562)
Total Stockholders' Deficit	(2,350)	(5,250)
Total Liabilities and Stockholders' Deficit	5,287	0
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value